INTANGIBLE ASSETS, NET (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 7,204	$ 6,646
Intangible assets, net	$ 6,274	6,117
Useful lives	7 years
Amortization expense	$ 401	393	$ 136
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	4,325	3,767
Intangible assets, net	4,325	3,767
Intangible assets acquired	558
Intangible assets acquired, not resulted in cash flows	350
Software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	2,879	2,879
Accumulated amortization	930	529
Intangible assets, net	$ 1,949	$ 2,350